Non-financial assets and liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Deferred tax assets
Tax losses	$ 79,288	$ 80,411
Other temporary differences	8,828	7,831
Total deferred tax assets	88,116	88,242
Deferred tax liabilities
Intangible assets	88,116	88,242
Total deferred tax liabilities	88,116	88,242
Net deferred tax liabilities	$ 0	$ 0